Taxes recoverable (Tables)	12 Months Ended
Dec. 31, 2017
Taxes recoverable (Tables) [Abstract]
Schedule of summary of taxes recoverable

11.              Taxes recoverable

		2017	2016	2015
				Adjusted
Brazil
IPI		18,226	38,909	23,996
Value-added tax on sales and services (ICMS) - normal operations	(a)	483,248	495,339	403,842
ICMS - credits from PP&E		140,904	125,145	121,954
Social integration program (PIS) and social contribution on revenue (COFINS) - normal operations		22,389	32,823	69,431
PIS and COFINS - credits from PP&E		223,297	253,503	230,030
Income tax and social contribution (IR and CSL)	(b)	691,697	605,058	958,567
REINTEGRA program	(c)	102,166	53,129	274,654
Federal supervenience	(d)	140,537	155,533	173,436
Other		4,322	1,046	14,281

Foreign subsidiaries
Value-added tax ("IVA")		92,119	132,152	277,751
Income tax (IR)		46,939	19,103	80,600
Other		4,021	2,628	1,559
Total		1,969,865	1,914,368	2,630,101

Current assets		982,629	826,015	1,312,341
Non-current assets		987,236	1,088,353	1,317,760
Total		1,969,865	1,914,368	2,630,101